Borrowings (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
August 2012 Credit Facility [Abstract]
August 2012 Credit Facility	$ 44,000
August 2012 Credit Facility Expiration, Date	Feb. 09, 2018
Number of August 2012 Credit Facility Quarterly Installments	22
Amount of August 2012 Credit Facility 22 Quarterly Installments	925
August 2012 Credit Facility Final balloon Installment	23,650
August 2012 Credit Facility Interest Rate bps	LIBOR plus 350 bps
Borrowings [Abstract]
Credit facility	299,709	326,050
July 2012 Credit Facility [Abstract]
July 2012 Credit Facility	290,450
July 2012 Credit Facility Expiration, Date	Nov. 30, 2017
July 2012 Credit Facility Prepayment, Date	Dec. 14, 2012
July 2012 Credit Facility Prepayment	24,600
July 2012 Credit Facility Outstanding Balance	256,634
Number of July 2012 Credit Facility Quarterly Installments	20
Amount of July 2012 Credit Facility Five Quarterly Installments	5,006
Amount of July 2012 Credit Facility 13 Quarterly Installments	6,967
Amount of July 2012 Credit Facility Two Quarterly Installments	11,829
July 2012 Credit Facility Final Balloon Installment	$ 117,375
July 2012 Credit Facility Interest Rate bps	from 180 to 205 bps plus LIBOR or the actual cost of funds